Information on Subsidiaries - List of Directly or Indirectly Held Significant Subsidiaries (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
TD Ameritrade Holding Corporation [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	41.61%	41.27%
Toronto-Dominion Bank [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%